Income Tax Provision (Details) - Schedule of deferred tax assets (liabilities) - Unique Logistics International, Inc. [Member] - USD ($)	Feb. 28, 2023	May 31, 2022	May 31, 2021
Schedule of Deferred Tax Assets (Liabilities) [Abstract]
Debt discount liability			$ 288,555
Allowance for doubtful accounts	$ 694,532	733,139	39,414
Contract liability	218,137	230,263
Lease liability	2,512,188	659,460
Other	548,364	238,006	19,513
Total deferred tax assets	3,973,221	1,860,868	347,482
Valuation allowance
Deferred tax asset, net of valuation allowance		1,860,868	347,482
Deferred Tax Liabilities
Operating lease right-of-use assets	(2,418,863)	(631,173)
Goodwill and intangibles	(321,736)	(256,533)
Fixed assets	(39,012)	(30,414)	(84,261)
Net deferred tax asset (liability)	$ 1,193,610	$ 942,748	$ 263,221